Other Payables and Accruals	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Other Payables and Accruals
23.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Accruals and other payables	11,748	14,714	14,221
Consideration payable on acquisition of subsidiaries	—	—	3,195
Contract liabilities (note (i))	81	2,190	1,462
Lease liabilities (note (ii))	—	—	382

	11,829	16,904	19,260

Note(s):
(i)
Contract liabilities as of December 31, 2023 include upfront fees received to deliver media and entertainment, and hotel operations, hospitality and VIP services. As of December 31, 2022, contract liabilities included upfront fees received to deliver digital solutions services. Contract liabilities as of December 31, 2021 include upfront fees received to deliver capital market solutions services.

(ii)
As of December 31, 2023, lease liabilities payable within one year, more than one year but not more than two years, more than two years but less than five years were US$186, US$113 and US$86, respectively. The incremental borrowing rate applied to lease liabilities was 4.50% to 5.50% per annum.